3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

Paul Christopher Dunn

direct dial:  (215) 981- 4864

direct fax:  (215) 981 - 4750

dunnp@pepperlaw.com

September 19, 2013

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attn:  Mary B. Cole, Esq.

Re:	FundVantage Trust 1940 Act File No. 811-22027 1933 Act File No. 333-141120

Dear Ms. Cole:

On behalf of FundVantage Trust (the “Trust”), accompanying this letter is Post-Effective Amendment No. 81 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).  The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (the “Securities Act”) to (i) incorporate changes to the Registration Statement in response to oral comments from the staff of the Commission (the “Staff”) to Post-Effective Amendment No. 73 (“PEA No. 73”) to the Registration Statement and (ii) make other non-material changes.  PEA No. 73 was filed on June 28, 2013 pursuant to Rule 485(a) under the Securities Act to register the Quality Dividend Fund (the “Fund”), a new series of the Trust, under the Investment Company Act of 1940 and to register the Fund’s shares under the Securities Act.

We appreciate the opportunity to address the Staff’s comments regarding certain disclosure in the prospectus (the “Prospectus”) contained in PEA No. 73.  We have organized this letter by setting forth the Staff’s comments in italicized text followed by the Trust’s response to the Staff’s comments.

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Prospectus

1.                                      With respect to the fee table, confirm that the Fund does not anticipate investing in “acquired funds” to the extent that the Fund is required to disclose “acquired fund fees and expenses” in the fee table as a separate line item.

Response:  Confirmed.

2.                                      To the extent applicable, disclose whether investment in emerging markets is a principal investment strategy of the Fund, and if so, disclose the related investment risks.

Response:  The investment adviser has confirmed that investment in emerging markets is not a principal investment strategy of the Fund. The Fund does reserve the right to invest in emerging markets, and the prospectus currently addressed emerging market investment risks in the risk factor entitled “Foreign Securities Risk”.  If investing in emerging markets becomes a principal investment strategy of the Fund, the prospectus will be revised, if necessary, to reflect the Staff’s comments.

3.                                      In the first paragraph under the heading “Summary of Principal Investment Strategies” in the “Fund Summary,” the term “sector” should be clarified.

Response:  The Prospectus has been revised to reflect the Staff’s comment. The term “sector” refers to “S&P economic sectors” and is now a defined term.

4.                                      Revise the disclosure in the section entitled “REIT Risk” under the heading “Risks” in “More Information About The Fund’s Investment Objective, Strategies And Risks,” to disclose that (i) distributions from REITs may include a return of capital, in addition to profits; and (ii) that dividends from REITs may not receive qualified dividend tax treatment, which could adversely impact the fund’s after-tax returns.

Response:  The Prospectus has been revised to reflect the Staff’s comment.

5.                                      Revise the disclosure in the section entitled “Master Limited Partnership Risk” under the heading “Risks” in “More Information About The Fund’s Investment Objective, Strategies And Risks” to disclose that distributions from MLPs may include a return of capital, in addition to profits.

Response:  The Prospectus has been revised to reflect the Staff’s comment.

6.                                      To the extent applicable, identify those derivatives and the related risks in which the Fund will invest that are principal strategies.  Such disclosure, if required, should be consistent with guidance provided by the Staff in its letter dated July 30, 2010 issued to the Investment Company Institute on Derivatives — Related Disclosure by Investment Companies.

Response:  The Adviser has confirmed that investing in derivatives is not a principal investment strategy of the Fund.  The Fund does reserve the right to invest in derivatives, and if investing in derivatives becomes a principal investment strategy of the Fund, the prospectus will be revised to reflect the Staff’s comments.

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As counsel to the Trust, we reviewed the Amendment and hereby represent that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the Securities Act.

This letter incorporates by reference the “Tandy Letter” signed by an officer of the Trust and attached hereto as Exhibit A.

Please direct any questions concerning this letter to the undersigned at 215.981.4864.

Very truly yours,

/s/ Paul Christopher Dunn

Paul Christopher Dunn

cc:	Mr. Joel Weiss John P. Falco, Esq. John M. Ford, Esq.

EXHIBIT A

FUNDVANTAGE TRUST
301 BELLEVUE PARKWAY
WILMINGTON, DE 19809

September 19, 2013

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Mary B. Cole, Esq.

Re:	FundVantage Trust (the “Trust”) File Nos. 333-141120 and 811-22027

Dear Sir or Madam:

In connection with the Trust’s response to certain oral comments received from the Commission staff with respect to Post-Effective Amendment No. 73, the Trust’s registration statement on Form N-1A filed with the Commission on June 28, 2013 (the “Amendment”), the Trust is providing the following, as instructed:

The Trust acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in the Amendment, (ii) Commission staff comments or changes to disclosure in response to staff comments in the Amendment reviewed by the staff do not foreclose the Commission from taking any action with respect to the Amendment, and (iii) the Trust may not assert staff comments with respect to the Amendment as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions concerning this letter to Paul C. Dunn, Esq. of Pepper Hamilton, LLP, counsel to the Trust, at 215.981.4864.

Very truly yours,

/s/ Joel Weiss

Joel Weiss
President and Chief Executive Officer

Cc:	Paul C. Dunn, Esq.